Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of property, plant and equipment

	Facility & Scientific Equipment £	Computer Equipment £	Office Equipment £	Total £
Cost
At January 1, 2021	4,882,837	321,051	85,220	5,289,108
Additions	6,825	12,097	1,111	20,033
At December 31, 2021	4,889,662	333,148	86,331	5,309,141
Additions	225,666	15,046	-	240,712
Disposals	(228,026)	-	-	(228,026)
At December 31, 2022	4,887,302	348,194	86,331	5,321,827

Depreciation
At January 1, 2021	1,932,812	268,392	44,251	2,245,455
Charge for the year	703,960	44,326	16,745	765,031
At December 31, 2021	2,636,772	312,718	60,996	3,010,486
Disposals	(164,380)	-	-	(164,380)
Charge for the year	683,592	15,098	15,860	714,550
At December 31, 2022	3,155,984	327,816	76,856	3,560,656

Net book value
At December 31, 2022	1,731,318	20,378	9,475	1,761,171

At December 31, 2021	2,252,890	20,430	25,335	2,298,655